CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 13, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 3,300,800	$ 3,517,600			$ 2,744,457
Cash on hand	1,215,004	1,112,147			238,937
Time deposits	$ 2,077,345	$ 2,391,182			$ 2,505,520
Minimum [Member]
Percentage of Interest rate for time deposits	1.80%		2.95%	2.95%
Maximum [Member]
Percentage of Interest rate for time deposits	2.15%		3.25%	3.25%